FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
AmountContractuallyPayableOnDebtSecuritiesHeldAtFairValueThroughProfitOrLoss	£ 14,365	£ 15,435
DifferenceBetweenTheBalanceSheetCarryingValueAndAmountContractuallyPayableOnDebtSecuritiesHeldAtFairValueThroughProfitOrLoss	6,834	8,350
Increase (decrease) in fair value measurement, liabilities	33	386
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	419	(533)
The Group [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Financial liabilities at fair value through profit or loss	7,702	17,730
The Group [member] | Later than one year [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Financial liabilities at fair value through profit or loss	7,376	7,097
The Bank [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Financial liabilities at fair value through profit or loss	7,697	17,719
The Bank [member] | Later than one year [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Financial liabilities at fair value through profit or loss	£ 7,328	£ 7,036